Income Taxes (Difference In Income Taxes From Amounts Computed By Applying Federal Statutory Rates Recorded) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Benefit (provision) for federal income taxes at the statuatory rate	$ 3,098	$ (79,935)	$ 67,662	$ 48,019
Provision for state income taxes, net of federal income tax benefits	(7)		(6)	(6)
Valuation allowance	(2,195)	(14,991)	(66,265)	(47,949)
Nondeductible items-reorganization costs	(709)	94,925	(1,379)
Nondeductible items-other	(194)	(3)	(22)
Other	(4)	4		348
(Provision) benefit from income taxes	$ (11)		$ (10)	$ 412